Accounts and Transactions with Related Parties - Summary of Key Management Personnel Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 2,901	$ 2,748	$ 3,177
Post-employment pension	56	53	61
Share-based payments	318	1,083	2,362
Total	$ 3,275	$ 3,884	$ 5,600